Segments - Summary of Key financial performance measures of the segments including revenue, cost of revenue, and gross profit (Detail) - Barkbox Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cost of revenue	$ 152,664	$ 88,921	$ 84,326
Gross profit	225,940	135,414	107,115
Direct to Consumer [Member]
Revenue	333,970	204,151	177,750
Cost of revenue	128,044	79,191	75,085
Gross profit	205,926	124,960	102,665
Commerce [Member]
Revenue	44,634	20,184	13,691
Cost of revenue	24,620	9,730	9,241
Gross profit	20,014	10,454	4,450
Consolidated [Member]
Revenue	378,604	224,335	191,441
Cost of revenue	152,664	88,921	84,326
Gross profit	$ 225,940	$ 135,414	$ 107,115